Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)   Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of June 30, 2025. Non-cancelable time charter contracts include both fixed-rate time charters or charters linked to the Baltic Dry Index (“BDI”). For index linked contracts, contracted lease payments have been calculated using the BDI-linked rate as measured at the commencement date.

In addition, certain of the variable-rate contracts have the option at the Company’s option to convert to a fixed rate for a predetermined period, in such cases where lease payments have been converted to a fixed rate, the minimum contracted lease payments for this period are calculated using the agreed converted fixed rate. The calculation does not include any assumed off-hire days.

Twelve-month period ending June 30,	Amount
2026	$11,644,597
Total	$11,644,597

For the Lease commitments refer to Note 15.

In addition, the Company has payment commitments of $2.6 million related to the disposal group held for sale for the use of land.

(b)   Contingencies

The Company recognized further provisions in the amount of approximately $3.8 million for various circumstances involving uncertainty if it was probable that an outflow of resources will be required to settle the obligations and the amount of the losses was reasonably estimable.

A provision of approximately $1.2 million and contingent liabilities of approximately $2.7 million were recognized for possible losses with respect to disputes including legal proceedings concerning potential prospectus errors for closed-end funds placed by MPC Capital in the past that could have causal effect on the individual investor’s decision. Contingencies are included in accrued liabilities in the accompanying unaudited interim consolidated balance sheets.